United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
September 30, 2001.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:		1200 Eighteenth Street, NW
			Suite 300
			Washington, DC   20036

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	05/17/02

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184A105     3214    97095 SH       SOLE                    97095
Abbott Labs                    COM              002824100     1020    19671 SH       SOLE                    19671
American Home Products         COM              026609107      705    12100 SH       SOLE                    12100
BB&T                           COM              054937107      331     9083 SH       SOLE                     9083
Bank of America                COM              060505104     4256    72872 SH       SOLE                    72872
BellSouth                      COM              079860102      578    13901 SH       SOLE                    13901
Bisys                          COM              055472104     8921   168250 SH       SOLE                   168250
Bristol-Myers Squibb           COM              110122108      385     6934 SH       SOLE                     6934
Cintas                         COM              172908105     2112    52409 SH       SOLE                    52409
Cisco Systems                  COM              17275R102    10620   871922 SH       SOLE                   871922
Citigroup                      COM              172967101     2071    51139 SH       SOLE                    51139
Comcast 'A'                    COM              200300200     3679   102575 SH       SOLE                   102575
Comerica                       COM              200340107      283     5112 SH       SOLE                     5112
Duke Energy                    COM              264399106      206     5435 SH       SOLE                     5435
EMC                            COM              268648102     3103   264090 SH       SOLE                   264090
Elan Pharmaceuticals           COM              284131208    10079   208023 SH       SOLE                   208023
Exxon Mobil                    COM              30231G102     2534    64308 SH       SOLE                    64308
Fannie Mae                     COM              313586109      306     3825 SH       SOLE                     3825
Fifth Third Bancorp            COM              316773100      363     5898 SH       SOLE                     5898
General Dynamics               COM              369550108      373     4225 SH       SOLE                     4225
General Electric               COM              369604103     7471   200838 SH       SOLE                   200838
Home Depot                     COM              437076102     2464    64219 SH       SOLE                    64219
Intel                          COM              458140100      228    11142 SH       SOLE                    11142
JDS Uniphase                   COM              46612J101     1339   211867 SH       SOLE                   211867
Johnson & Johnson              COM              478160104     5138    92742 SH       SOLE                    92742
Kohl's                         COM              500255104      475     9900 SH       SOLE                     9900
Liberty Media 'A'              COM              001957208      571    44980 SH       SOLE                    44980
Liberty Media 'B'              COM              001957307      215    15060 SH       SOLE                    15060
Linear Technology              COM              535678106     5294   161405 SH       SOLE                   161405
Lowe's                         COM              548661107      236     7450 SH       SOLE                     7450
MBNA                           COM              55262L100     7378   243564 SH       SOLE                   243564
Maxim Integrated               COM              57772K101     1898    54320 SH       SOLE                    54320
McCormick & Co Vtg             COM              579780107      430     9779 SH       SOLE                     9779
McDonald's                     COM              580135101      225     8296 SH       SOLE                     8296
Medtronic                      COM              585055106     5229   120210 SH       SOLE                   120210
Merck                          COM              589331107     3632    54539 SH       SOLE                    54539
Microsoft                      COM              594918104     6138   119954 SH       SOLE                   119954
Omnicom Group                  COM              681919106     6550   100930 SH       SOLE                   100930
Oracle                         COM              68389X105      559    44396 SH       SOLE                    44396
Paychex                        COM              704326107     1108    35170 SH       SOLE                    35170
PepsiCo                        COM              713448108      668    13777 SH       SOLE                    13777
Pfizer                         COM              717081103     6994   174416 SH       SOLE                   174416
QUALCOMM                       COM              747525103     4399    92525 SH       SOLE                    92525
Raytheon                       COM              755111507      473    13600 SH       SOLE                    13600
SBC Communications             COM              78387G103      649    13770 SH       SOLE                    13770
Schering-Plough                COM              806605101     2862    77143 SH       SOLE                    77143
Sprint PCS                     COM              852061506     2130    81025 SH       SOLE                    81025
Sysco                          COM              871829107     1935    75775 SH       SOLE                    75775
Usinternetworking Inc.         COM              917311805       17    64000 SH       SOLE                    64000
VERITAS Software               COM              923436109     1609    87229 SH       SOLE                    87229
Verizon Communication          COM              92343V104      589    10892 SH       SOLE                    10892
Wal-Mart Stores                COM              931142103      418     8450 SH       SOLE                     8450
Walgreen                       COM              931422109     8615   250205 SH       SOLE                   250205
Waters                         COM              941848103     2532    70795 SH       SOLE                    70795
Wells Fargo                    COM              949746101     3507    78891 SH       SOLE                    78891
Xilinx                         COM              983919101     4175   177430 SH       SOLE                   177430
Invesco High Yield Fund                                         37 10187.839SH       SOLE                10187.839
Profunds Ultra OTC Fund                         743185860       58 14027.420SH       SOLE                14027.420
Vanguard Index Trust 500                        922908108      879 9148.318 SH       SOLE                 9148.318
Weitz Value Portfolio Fd                        949045108      259 8012.460 SH       SOLE                 8012.460